Organization - Operation and cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	¥ 7,596,412	$ 1,164,201	¥ 13,207,315	¥ 9,053,266
Net loss	(327,997)	(50,268)	(193,548)	(254,639)
Comprehensive loss attributable to non-controlling interest	(41)	(6)	0	0
Net cash used in operating activities	(234,048)	(35,870)	(95,821)	(134,636)
Net cash used in investing activities	(320,308)	(49,089)	(1,820)	(2,242)
Net cash generated from financing activities	529,143	81,095	149,399	37,333
VIEs and subsidiary of the VIE
Variable Interest Entity [Line Items]
Net revenues	2,201,513	337,397	10,208,796	2,187,683
Net loss	(95,148)	(14,582)	(103,375)	(19,451)
Comprehensive loss attributable to non-controlling interest	(41)	(6)
Net cash used in operating activities	(5,493)	(842)	(47,912)	(48,944)
Net cash used in investing activities	(1,258)	(193)	(3,535)	(99)
Net cash generated from financing activities	¥ 90	$ 14	¥ 57,727	¥ 49,135